CONVERTIBLE DEBENTURES (Details Narrative) - 3 months ended Dec. 31, 2014 - USD ($)	Total
On July 1, 2014 [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	81
Accrued interest converted preferred stock	$ 80,266
On July 1, 2014 One [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	2
Accrued interest converted preferred stock	$ 1,035
On October 1, 2014 [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	17
Accrued interest converted preferred stock	$ 16,489
On October 1, 2014 One [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	1
Accrued interest converted preferred stock	$ 537
On November 17, 2014 One [Member]
8% Convertible Debenture
Preferred stock to extinguish debt	5
Accrued interest converted preferred stock	$ 4,410